Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 23,507	$ 14,121
Less: accumulated depreciation	(7,842)	(4,255)
Total property and equipment, net	$ 15,665	$ 9,866
Property, Plant and Equipment, Dispositions	Shorter of useful life or remaining lease term	Shorter of useful life or remaining lease term
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 11,187	$ 8,441
Estimated Useful Life (in Years)	5 years	5 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 481	$ 477
Estimated Useful Life (in Years)	4 years	4 years
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 241	$ 213
Estimated Useful Life (in Years)	3 years	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,356	$ 2,941
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 8,242	$ 2,049